INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Income before income tax benefit	¥ 2,967,287	$ 426,224	¥ 1,659,671	¥ 213,043
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 741,822		¥ 414,918	¥ 53,261
Effect of different tax rate of subsidiary operation in other jurisdiction	3,875		5,424
Non-deductible expenses	63,070		151,987	23
Preferential tax rate and local tax exemption	(202,095)		(84,120)
Effect of preferential tax rates	(297,143)		(84,120)
Effect of enacted tax rate change of deferred tax assets/liabilities	(95,048)
Research and development superdeduction	(47,846)		(21,849)	(5,106)
Valuation allowance movement	2,205
Income tax expense	¥ 465,983	$ 66,934	¥ 466,360	¥ 48,178